Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Schedule of Composition of Assets and Accumulated Depreciation	The composition of assets and accumulated depreciation, grouped by major classifications:
	Plant (see B below)	Computers and equipment	Leasehold improvement	Office Furniture and equipment	Vehicles	Total
	USD in thousands
Cost:
Balance as of January 1, 2022	1,678	681	519	164	172	3,214
Additions – new production facility	708	35	-	4	-	747
Disposals	(1,083)	-	-	-	-	(1,083)
Translation differences	(206)	(81)	(61)	(20)	(20)	(388)
Balance as of December 31, 2022	1,097	635	458	148	152	2,490
Accumulated depreciation:
Balance as of January 1, 2022	367	641	417	95	111	1,631
Additions	153	25	27	10	24	239
Disposals	(379)	-	-	-	-	(379)
Translation differences	(42)	(76)	(50)	(11)	(15)	(194)
Balance as of December 31, 2022	99	590	394	94	120	1,297
Depreciated balance as of December 31, 2022	998	45	64	54	32	1,193

Cost:
Balance as of January 1, 2021	1,850	626	501	158	152	3,287
Additions	193	32	-	1	14	240
Disposals	(414)	-	-	-	-	(414)
Translation differences	49	23	18	5	6	101
Balance as of December 31, 2021	1,678	681	519	164	172	3,214
Accumulated depreciation:
Balance as of January 1, 2021	288	602	376	82	83	1,431
Additions	171	19	26	10	24	250
Disposals	(103)	-	-	-	-	(103)
Translation differences	11	20	15	3	4	53
Balance as of December 31, 2021	367	641	417	95	111	1,631
Depreciated balance as of December 31, 2021	1,311	40	102	69	61	1,583